Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Common stock [member]
Statement [LineItems]
Ordinary shares issuance cost	€ 15,038,362	€ 2,778,652